Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund	November 30, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.46%
Education Revenue Bonds — 29.33%
Bethel, Minnesota Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	$ 770,944
Series A 4.00% 7/1/37	850,000	723,307
Series A 4.25% 7/1/47	750,000	581,573
Series A 4.375% 7/1/52	250,000	190,615
Brooklyn Park, Minnesota Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,141,832
Cologne, Minnesota Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	267,532
Series A 5.00% 7/1/34	350,000	336,091
Series A 5.00% 7/1/45	360,000	325,609
Deephaven, Minnesota Charter School Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	974,070
Duluth Housing & Redevelopment Authority Revenue
(Duluth Public Schools Academy Project)
Series A 5.00% 11/1/38	700,000	655,865
Series A 5.00% 11/1/48	1,700,000	1,481,533
Forest Lake, Minnesota Charter School Lease Revenue
(Lakes International Language Academy)
Series A 5.375% 8/1/50	975,000	895,567
Series A 5.75% 8/1/44	585,000	571,814
Ham Lake, Minnesota Charter School Lease Revenue
(DaVinci Academy Project)
Series A 5.00% 7/1/36	235,000	216,886
Series A 5.00% 7/1/47	710,000	591,324
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	579,163
Hugo, Minnesota Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	1,000,000	978,280
Series A 5.00% 7/1/44	495,000	443,376
Minneapolis, Minnesota Charter School Lease Revenue
(Cyber Village Academy Project) Series A 5.50% 6/1/57	1,400,000	1,307,040
(Hiawatha Academies Project)
Series A 144A 5.375% 7/1/42 #	690,000	640,596
Series A 144A 5.50% 7/1/52 #	1,130,000	1,020,469
Series A 144A 5.50% 7/1/57 #	880,000	785,479
NQ- VL [1123] 0124 (3318263)    1

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis, Minnesota Student Housing Revenue
(Riverton Community Housing Project)
144A 4.75% 8/1/43 #	750,000	$ 684,982
144A 5.00% 8/1/53 #	570,000	532,443
5.25% 8/1/39	800,000	801,016
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,525,000	1,526,342
5.00% 5/1/37	1,250,000	1,188,900
5.00% 5/1/47	3,000,000	2,656,050
(Carleton College)
4.00% 3/1/37	635,000	639,496
4.00% 3/1/47	1,500,000	1,450,470
(Green Bonds) Series A 5.00% 10/1/32	500,000	548,655
(Gustavus Adolphus College) 5.00% 10/1/47	2,350,000	2,374,557
(Macalester College)
3.00% 3/1/40	365,000	304,228
3.00% 3/1/43	325,000	255,028
4.00% 3/1/48	600,000	569,634
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	249,963
4.00% 5/1/25	200,000	199,994
4.00% 5/1/26	100,000	99,804
(St. Catherine University)
5.00% 10/1/52	750,000	740,272
Series A 4.00% 10/1/37	580,000	553,825
Series A 4.00% 10/1/38	920,000	866,392
Series A 5.00% 10/1/45	670,000	672,412
(St. John's University) Series 8-I 5.00% 10/1/34	215,000	220,809
(St. Olaf College)
4.00% 10/1/46	935,000	902,415
Series 8-G 5.00% 12/1/31	205,000	211,041
Series 8-G 5.00% 12/1/32	205,000	211,002
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	303,048
Series B 5.00% 10/1/39	1,000,000	1,005,510
Series B 5.00% 10/1/47	1,055,000	1,047,320
2    NQ- VL [1123] 0124 (3318263)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas)
4.00% 10/1/37	300,000	$ 298,731
4.00% 10/1/41	1,000,000	961,440
4.00% 10/1/44	950,000	887,271
5.00% 10/1/34	450,000	486,513
5.00% 10/1/40	915,000	957,218
Series A 4.00% 10/1/35	400,000	403,980
Minnesota Office of Higher Education Revenue
(Senior Supplemental Student Loan Program) 4.00% 11/1/42 (AMT)	250,000	236,880
Otsego, Minnesota Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,239,897
St. Cloud, Minnesota Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	585,983
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,444,362
(Great River School Project) Series A 144A 5.50% 7/1/52 #	265,000	253,242
(Hmong College Preparatory Academy Project)
Series A 5.00% 9/1/43	1,000,000	912,070
Series A 5.00% 9/1/55	1,000,000	859,060
Series A 5.75% 9/1/46	500,000	496,185
Series A 6.00% 9/1/51	3,500,000	3,506,580
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,250,000	956,563
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,376,145
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Great River School Project) Series A 144A 4.75% 7/1/29 #	300,000	295,374
(Hmong College Preparatory Academy Project) Series A 5.00% 9/1/40	715,000	664,314
(Nova Classical Academy Project) Series A 4.00% 9/1/36	1,620,000	1,386,023
University of Minnesota Revenue
Series A 5.00% 9/1/42	900,000	936,828
NQ- VL [1123] 0124 (3318263)    3

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota Revenue
(State Supported Biomedical Science Research Facilities Funding Program) Series A 5.00% 8/1/31	1,000,000	$ 1,147,180
Woodbury, Minnesota Charter School Lease Revenue
(MSA Building Company) Series A 4.00% 12/1/50	450,000	354,159
(Woodbury Leadership Academy Project)
4.00% 7/1/41	890,000	690,943
Series A 4.00% 7/1/51	1,140,000	797,863
Series A 4.00% 7/1/56	575,000	389,367
		58,818,744
Electric Revenue Bonds — 1.39%
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/26	360,000	360,482
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	165,000	41,662
Series AAA 5.25% 7/1/25 ‡	95,000	23,988
Series CCC 5.25% 7/1/27 ‡	650,000	164,125
Series WW 5.00% 7/1/28 ‡	585,000	147,712
Series XX 4.75% 7/1/26 ‡	105,000	26,513
Series XX 5.25% 7/1/40 ‡	295,000	74,487
Series XX 5.75% 7/1/36 ‡	370,000	93,425
Series ZZ 4.75% 7/1/27 ‡	85,000	21,463
Series ZZ 5.25% 7/1/24 ‡	130,000	32,825
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	400,000	407,988
St. Paul, Minnesota Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	812,208
Western Minnesota Municipal Power Agency Supply Revenue
(Red Rock Hydroelectric Project) Series A 5.00% 1/1/49	555,000	572,322
		2,779,200
Healthcare Revenue Bonds — 39.87%
Anoka, Minnesota Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	320,508
4    NQ- VL [1123] 0124 (3318263)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley, Minnesota Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	840,000	$ 716,528
5.00% 9/1/43	1,000,000	963,460
5.00% 9/1/58	1,175,000	1,074,162
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	535,000	311,306
4th Tier Series D 7.00% 1/1/37	490,000	338,855
4th Tier Series D 7.25% 1/1/52	1,495,000	933,373
Bethel, Minnesota Housing & Health Care Facilities Revenue
(Benedictine Health System – St. Peter Communities Project) Series A 5.50% 12/1/48	1,280,000	1,014,515
Bethel, Minnesota Senior Housing Revenue
(The Lodge at the Lakes at Stillwater Project) 5.25% 6/1/58	1,475,000	1,079,980
Brooklyn Center, Minnesota Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35 ‡	639,031	383,419
Center City, Minnesota Healthcare Facilities Revenue
(Hazelden Betty Ford Foundation Project) 4.50% 11/1/34	1,000,000	985,550
Chatfield, Minnesota Healthcare & Housing Facilities Revenue
(Chosen Valley Care Center Project)
4.00% 9/1/39	250,000	183,160
5.00% 9/1/52	1,500,000	1,142,550
Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,025,000	718,771
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A 5.00% 8/1/51 #	1,995,000	1,751,450
Deephaven, Minnesota Housing & Healthcare Facility Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	285,792
Series A 5.00% 4/1/40	315,000	263,400
Series A 5.00% 4/1/48	185,000	144,363
NQ- VL [1123] 0124 (3318263)    5

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority Revenue
(Benedictine Health System)
Series A 4.00% 7/1/31	1,500,000	$ 1,328,685
Series A 4.00% 7/1/41	930,000	688,479
(Essentia Health Obligated Group)
Series A 4.25% 2/15/43	400,000	386,656
Series A 5.00% 2/15/53	1,590,000	1,592,353
Series A 5.00% 2/15/58	6,940,000	6,885,174
Series A 5.25% 2/15/58	2,000,000	2,012,680
(St. Luke’s Hospital of Duluth Obligated Group)
Series A 4.00% 6/15/33	380,000	366,677
Series A 4.00% 6/15/38	400,000	357,728
Series A 4.00% 6/15/39	250,000	220,585
Series B 5.25% 6/15/52	1,000,000	990,380
Glencoe, Minnesota Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 4.00% 4/1/31	185,000	181,058
Hayward, Minnesota Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group) 5.375% 8/1/34	750,000	656,363
(St. John's Lutheran Home of Albert Lea Project) 5.375% 10/1/44 ‡	90,000	54,900
Maple Grove, Minnesota Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,074,254
5.00% 5/1/29	500,000	518,370
(North Memorial Health Care)
4.00% 9/1/35	300,000	286,122
5.00% 9/1/30	610,000	621,425
Maple Plain, Minnesota Senior Housing & Health Care Revenue
(Haven Homes Incorporate Project) 5.00% 7/1/49	1,000,000	848,140
Minneapolis, Minnesota Health Care System Revenue
(Allina Health System) 4.00% 11/15/40	1,000,000	979,110
(Fairview Health Services)
Series A 5.00% 11/15/32	1,250,000	1,266,025
Series A 5.00% 11/15/33	1,400,000	1,462,062
6    NQ- VL [1123] 0124 (3318263)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis, Minnesota Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	$ 1,458,277
Minneapolis. Minnesota Health Care System Revenue
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	2,436,257
Series A 5.00% 11/15/34	500,000	505,090
Series A 5.00% 11/15/44	1,000,000	1,005,570
Series A 5.00% 11/15/49	1,000,000	1,009,840
Morris, Minnesota Health Care Facilities Revenue
(Farmington Health Services)
4.10% 8/1/44	500,000	356,540
4.20% 8/1/49	1,500,000	1,032,240
Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	175,000
Series A 6.875% 12/1/48	1,200,000	1,159,104
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/39	3,500,000	3,543,960
5.00% 11/15/57	5,175,000	5,585,843
Series B 5.00% 11/15/33	500,000	583,445
Sartell, Minnesota Health Care & Housing Facilities Revenue
(Country Manor Campus LLC Project)
5.30% 9/1/37	600,000	562,074
Series A 5.00% 9/1/32	1,000,000	956,220
Series A 5.00% 9/1/35	350,000	326,077
Sauk Rapids, Minnesota Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	682,292
Shakopee, Minnesota Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	125,963
5.00% 9/1/34	105,000	105,373
St. Cloud, Minnesota Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	2,250,000	2,093,693
Series A 4.00% 5/1/37	1,695,000	1,688,932
Series A 5.00% 5/1/46	2,630,000	2,654,143
NQ- VL [1123] 0124 (3318263)    7

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Joseph, Minnesota Senior Housing & Healthcare Revenue
(Woodcrest Country Manor Project) 5.00% 7/1/55	1,000,000	$ 782,190
St. Paul, Minnesota Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	435,306
(Episcopal Homes Obligated Group) Series A 4.00% 11/1/42	700,000	533,743
(Fairview Health Services)
Series A 4.00% 11/15/43	1,550,000	1,380,012
Series A 5.00% 11/15/47	760,000	766,133
(HealthPartners Obligated Group Project)
Series A 5.00% 7/1/30	1,000,000	1,015,930
Series A 5.00% 7/1/33	2,540,000	2,574,671
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	843,810
St. Paul, Minnesota Housing & Redevelopment Authority Revenue
(Amherst H. Wilder Foundation Project) Series A 5.00% 12/1/36	1,000,000	975,740
St. Paul, Minnesota Housing & Redevelopment Authority Senior Housing & Health Care Revenue
(Episcopal Homes Project) 5.125% 5/1/48	2,000,000	1,591,540
Victoria, Minnesota Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,197,735
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
3.75% 8/1/37	500,000	436,390
4.00% 8/1/38	500,000	444,625
4.00% 8/1/39	400,000	350,944
4.00% 8/1/44	700,000	579,600
5.00% 8/1/35	150,000	150,544
5.00% 8/1/54	1,250,000	1,157,800
West St. Paul, Minnesota Rochester Health Care & Housing Revenue
(Walker Westwood Ridge Campus Project) 5.00% 11/1/49	1,500,000	1,305,720
		79,956,734
8    NQ- VL [1123] 0124 (3318263)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 2.55%
Bethel, Minnesota Senior Housing Revenue
(Birchwood Landing at the Lakes at Stillwater Project) 5.00% 5/1/54	1,000,000	$ 777,220
Minnesota Housing Finance Agency Revenue
Series D 5.50% 7/1/53	1,000,000	1,053,850
Series I 2.20% 1/1/51	635,000	383,019
Series O 4.45% 7/1/38	1,000,000	1,021,960
Northwest Multi-County Housing & Redevelopment Authority Revenue
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,199,826
Stillwater, Minnesota Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	684,810
		5,120,685
Industrial Development Revenue/Pollution ControlRevenue Bonds — 3.46%
Cottonwood, Minnesota Revenue
(Extreme Holdings LLC Project) Series A 144A 5.00% 12/1/50 (AMT) #	1,210,000	882,683
Minnesota Municipal Gas Agency
(Minnesota Community Energy) Series A 4.00% 12/1/52 •	1,000,000	995,040
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 #	5,350,000	5,069,553
		6,947,276
Lease Revenue Bonds — 0.93%
Hibbing Independent School District No. 701 Revenue
Series A 3.00% 3/1/41	500,000	413,155
Minnesota Housing Finance Agency Revenue
(State Appropriation) 5.00% 8/1/31	250,000	250,365
New London Economic Development Authority Revenue
(SWWC Service Cooperative Lease With Option to Purchase Project)
4.50% 2/1/33	345,000	339,890
5.00% 2/1/38	880,000	862,453
		1,865,863
NQ- VL [1123] 0124 (3318263)    9

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds — 8.66%
Anoka-Hennepin Independent School District No. 11
(Minnesota School District Credit Enhancement Program)
Series A 3.00% 2/1/43	500,000	$ 421,360
Series A 3.00% 2/1/45	750,000	616,778
Cass Lake-Bena Independent School District No. 115
(Minnesota School District Credit Enhancement Program)
Series A 4.00% 2/1/41	375,000	377,164
Series A 4.00% 2/1/42	925,000	928,885
Series A 4.00% 2/1/43	800,000	801,984
Dilworth Glyndon Felton Independent School District No. 2164
Series A 3.00% 2/1/41	225,000	186,158
Duluth Independent School District No. 709
Series A 4.20% 3/1/34	750,000	722,700
Elk River Independent School District No. 728
Series A 3.00% 2/1/40	530,000	445,327
Gibbon, Minnesota Independent School District No. 2365
Series A 4.125% 2/1/52	1,250,000	1,246,050
Metropolitan Council General Obligation Wastewater
(Minneapolis-St. Paul Metropolitan Area) Series C 4.00% 3/1/43	575,000	569,618
Minneapolis, Minnesota
(Green Bond) 3.00% 12/1/38	1,970,000	1,715,377
(Green Bonds)
3.00% 12/1/37	1,300,000	1,148,420
3.00% 12/1/42	1,000,000	834,540
Ramsey County, Minnesota
Series B 4.00% 2/1/42	500,000	498,395
Rice County, Minnesota
Series A 5.00% 2/1/44	1,000,000	1,099,500
Rosemount, Minnesota
Series A 4.00% 2/1/53	2,930,000	2,856,955
Rosemount-Apple Valley-Eagan Independent School District No. 196
Series A 4.00% 2/1/44	1,070,000	1,062,339
Virginia, Minnesota
Series A 4.00% 2/1/38 (AGM)	1,000,000	1,002,780
10    NQ- VL [1123] 0124 (3318263)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/42	1,000,000	$ 836,860
		17,371,190
Pre-Refunded/Escrowed to Maturity Bonds — 0.25%
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Healtheast Care System Project) Series A 5.00% 11/15/30-25 §	205,000	210,664
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project) Series A 5.00% 11/15/29-25 §	275,000	282,598
		493,262
Special Tax Revenue Bonds — 3.98%
Commonwealth of Puerto Rico Revenue
2.632% 11/1/43 •	1,228,652	640,435
Minneapolis, Minnesota Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	253,167
Minneapolis, Minnesota Tax Increment Revenue
(Grant Park Project)
4.00% 3/1/27	200,000	197,812
4.00% 3/1/30	260,000	251,389
(Village of St. Anthony Falls Project)
4.00% 3/1/24	350,000	349,748
4.00% 3/1/27	650,000	642,889
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,505,000	1,424,287
Series A-1 6.098% 7/1/51 ^	6,809,000	1,481,366
Series A-2 4.536% 7/1/53	3,000,000	2,741,640
		7,982,733
State General Obligation Bonds — 2.76%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	1,070,000	958,581
Series A-1 4.00% 7/1/46	1,000,000	833,450
Minnesota State
Series A 4.00% 9/1/38	550,000	562,326
Series A 5.00% 8/1/39	750,000	815,460
NQ- VL [1123] 0124 (3318263)    11

Schedule of investments
Delaware Minnesota High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Minnesota State
Series A 5.00% 8/1/39	500,000	$ 565,055
Series A 5.00% 8/1/40	750,000	822,862
Series A 5.00% 8/1/41	860,000	969,117
		5,526,851
Transportation Revenue Bonds — 4.28%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Private Activity)
Series B 5.00% 1/1/32 (AMT)	330,000	353,605
Series B 5.00% 1/1/39 (AMT)	500,000	519,775
Series B 5.00% 1/1/49 (AMT)	600,000	609,786
Series B 5.25% 1/1/47 (AMT)	500,000	525,745
(Senior) Series C 5.00% 1/1/46	185,000	190,650
(Subordinate)
Series A 5.00% 1/1/44	4,000,000	4,170,400
Series B 5.00% 1/1/44 (AMT)	2,150,000	2,207,104
		8,577,065
Total Municipal Bonds (cost $210,060,946)		195,439,603
	Principal amount
Short-Term Investments — 1.99%
Variable Rate Demand Note — 1.99%¤
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.40% 11/15/48 (LOC – Wells Fargo Bank N.A.)	4,000,000	4,000,000
Total Short-Term Investments (cost $4,000,000)		4,000,000
Total Value of Securities—99.45% (cost $214,060,946)		199,439,603

Receivables and Other Assets Net of Liabilities—0.55%		1,102,991
Net Assets Applicable to 20,683,644 Shares Outstanding—100.00%		$200,542,594
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2023, the aggregate value of Rule 144A securities was $11,916,271, which represents 5.94% of the Fund's net assets.
12    NQ- VL [1123] 0124 (3318263)

(Unaudited)
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
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